Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	[1]	Jan. 01, 2023 KRW (₩) [1]
ASSETS
Cash and due from financial institutions	₩ 29,869,111		$ 20,211,056	₩ 29,836,311		₩ 32,474,750
Financial assets at fair value through profit or loss	79,450,093		53,760,230	77,038,267		70,092,497
Derivative financial assets	11,730,767		7,937,672	6,157,628		9,446,580
Loans measured at amortized cost	472,071,840		319,429,337	444,805,287		433,038,931
Financial investments	131,009,464		88,648,089	122,199,529		115,452,659
Investments in associates and joint ventures	947,390		641,055	722,222		682,669
Insurance contract assets	276,191		186,886	229,640		83,304
Reinsurance contract assets	1,497,147		1,013,050	1,642,432		1,484,622
Property and equipment	5,390,015		3,647,176	4,945,699		4,991,467
Investment property	3,759,176		2,543,662	4,109,784		3,148,340
Intangible assets	1,966,684		1,330,765	1,950,858		1,858,470
Net defined benefit assets	258,500		174,915	374,090		478,934
Current income tax assets	339,855		229,965	244,317		204,690
Deferred income tax assets	278,824		188,667	274,225		188,372
Assets held for sale	136,838		92,592	208,230		211,758
Other assets	18,863,637		12,764,155	20,986,897		14,815,439
Total assets	757,845,532	[2]	512,799,272	715,725,416		688,653,482
LIABILITIES
Financial liabilities at fair value through profit or loss	10,720,231		7,253,888	10,920,435		12,271,604
Derivative financial liabilities	11,783,494		7,973,349	6,210,639		9,509,769
Deposits	435,687,897		294,809,993	406,512,434		393,928,904
Borrowings	68,077,012		46,064,588	69,583,561		71,717,366
Debentures	76,171,257		51,541,592	69,176,668		68,698,203
Insurance contract liabilities	55,863,701		37,800,401	50,617,990		46,372,434
Reinsurance contract liabilities	56,266		38,072	36,030		31,728
Provisions	927,632		627,686	1,444,418		933,701
Net defined benefit liabilities	100,187		67,792	81,869		85,745
Current income tax liabilities	530,720		359,114	145,335		998,681
Deferred income tax liabilities	1,682,292		1,138,330	2,094,912		1,452,057
Other liabilities	36,429,662		24,650,280	40,264,935		28,850,033
Total liabilities	698,030,351	[2]	472,325,085	657,089,226		634,850,225
TOTAL EQUITY
Share capital	2,090,558		1,414,584	2,090,558		2,090,558
Hybrid securities	5,082,578		3,439,147	5,032,803		4,434,251
Capital surplus	16,646,734		11,264,080	16,647,916		16,940,731
Accumulated other comprehensive income	496,922		336,246	2,152,644		1,002,881
Retained earnings	34,808,220		23,553,124	31,934,600		28,890,922
Treasury shares	(1,236,060)		(836,385)	(1,165,837)		(836,188)
Equity attributable to shareholders of the Parent Company	57,888,952		39,170,796	56,692,684		52,523,155
Non-controlling interests	1,926,229		1,303,391	1,943,506		1,280,102
Total equity	59,815,181		40,474,187	58,636,190	[3]	53,803,257
Total liabilities and equity	₩ 757,845,532		$ 512,799,272	₩ 715,725,416		₩ 688,653,482

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[3]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.